Subsequent event - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Apr. 19, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid			$ 993.0
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid		$ 268.0
Share per price		$ 8.68
Major ordinary share transactions [member] | AMTD Assets Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value		$ 500.0
Percentage of equity transferred		100.00%
Class A Ordinary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Newly issued ordinary shares	90,000,000
Proceeds from issuing shares	$ 93.6
Class B Ordinary Shares [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Newly issued ordinary shares		30,875,576